Polaris Choice IV
issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE SEPARATE ACCOUNT

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 3, 2021
This updating summary prospectus provides updated information about Polaris Choice IV, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.aig.com\ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692, by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payment - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the Living Benefit, to which we allocate a percentage of every Purchase Payment.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the prospectus dated April 30, 2020. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.aig.com/ProductProspectuses.com for more information.
Underlying Funds
•	The SA Templeton Foreign Value Portfolio has been renamed the SA PIMCO RAE International Value Portfolio and the subadvisor has changed from Templeton Investment Counsel, LLC to Pacific Investment Management Company LLC.
•	The SA Legg Mason BW Large Cap Value Portfolio has been renamed the SA Franklin BW U.S. Large Cap Value Portfolio.
•	The SA Oppenheimer Main Street Large Cap Portfolio has been renamed the SA Invesco Main Street Large Cap Portfolio.
•	The SA Invesco VCP Equity-Income Portfolio merged into the SA VCP Dynamic Strategy Portfolio.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 4 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase Payment withdrawn, declining to 0% over that time period.
	For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8%.			Expenses – Withdrawal Charges
Transaction Charges	In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation Phase. There may also be taxes on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.66%	1.66%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.92%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25% [3]	2.70% [4]
[1] As a percentage of the value in the Separate Account and includes a percentage attributable to the contract maintenance fee.
[2] As a percentage of Underlying Fund net assets.
[3] As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
[4] As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,894	Highest Annual Cost: $4,616
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Underlying Fund fees and expenses
• No optional benefits
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Underlying Fund fees and expenses
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals
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	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.
• The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
• Each investment option (including each Fixed Account option) has its own unique risks.
• You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.aig.com/annuities.
RESTRICTIONS
Investments	• Certain investment options may not be available under your contract.
• You may transfer funds between the investment options, subject to certain restrictions.
• Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
• The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
• Your ability to transfer amounts to a Fixed Account option may be restricted.
	• We reserve the right to remove or substitute Underlying Funds as investment options.	Investment Options
Optional Benefits	• Additional restrictions and limitations apply under the contract’s optional benefits.
• If you elect an optional Living Benefit:
○ Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○ We reserve the right to modify the investment requirement in the future.
○ You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
	• Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.	Optional Living Benefits Death Benefits
TAXES
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.
	• Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
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	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.	Payments in Connection with Distribution of the Contract
Exchanges	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
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Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.aig.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	11.74%	8.93%	7.59%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%*	0.69%	6.94%	5.98%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.82%	7.71%	6.45%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.07%*	16.12%	10.65%	8.55%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	14.72%	9.63%	7.65%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.64%	8.94%	7.14%
	SA American Funds Asset Allocation Portfolio+ – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	12.14%	10.27%	9.58%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.17%	14.03%	8.77%	8.76%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	9.32%	8.49%	8.02%
	SA PGI Asset Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	1.08%	9.64%	9.50%	8.14%
Bond	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	0.11%	0.70%	0.09%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	8.76%	6.88%	5.63%
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.03%	11.55%	4.48%	2.35%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	8.21%	4.60%	3.60%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.94%	7.84%	8.86%	6.73%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.82%	6.88%	3.49%	3.04%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Real Return Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.89%	6.78%	3.51%	2.20%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.27%	0.83%	0.42%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.01%*	-1.09%	8.30%	9.18%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	1.85%	8.40%	9.05%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.89%	35.29%	20.19%	17.29%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%	3.98%	8.19%	8.51%
	SA American Funds Global Growth Portfolio+ – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.10%*	30.09%	15.94%	12.54%
	SA American Funds Growth Portfolio+ – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.89%*	51.72%	22.42%	16.51%
	SA American Funds Growth-Income Portfolio+ – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.84%*	13.25%	13.61%	12.42%
	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	1.37%	45.53%	26.61%	18.92%
	SA Dogs of Wall Street Portfolio – Class 3 SunAmerica Asset Management, LLC	0.89%	7.22%	13.10%	13.72%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.07%	-1.38%	5.71%	7.89%
	SA Franklin BW U.S. Large Cap Value Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.54%	9.12%	9.08%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.22%*	4.97%	10.50%	8.81%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management Invesco Advisers, Inc.	1.04%	55.41%	19.66%	14.72%
	SA Invesco Main Street Large Cap Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.97%	13.14%	12.17%	11.82%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.03%*	38.59%	19.42%	14.73%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.32%*	16.11%	12.06%	1.79%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Stock (continued)	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	2.95%	11.10%	11.72%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%	9.56%	8.72%	7.39%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.05%	48.19%	20.40%	16.11%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	30.31%	16.90%	13.53%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%	14.04%	13.55%	12.30%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.09%	11.31%	6.98%	4.38%
	SA PIMCO RAE International Value Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company LLC[3]	1.06%	-3.40%	2.13%	2.44%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.29%	3.46%	5.12%	3.72%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	64.11%	23.43%	18.68%
	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	1.04%	62.52%	23.79%	16.60%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio+ – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.15%*	9.32%	8.53%	N/A
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.18%*	5.50%	N/A	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company LLC	1.20%	8.66%	8.24%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.20%*	0.37%	N/A	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.06%	8.86%	N/A	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.99%	13.10%	9.72%	N/A
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	10.19%	8.74%	N/A
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

+	Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

[1]	On or about May 3, 2021, SA Legg Mason BW Large Cap Value Portfolio changed its name to SA Franklin BW U.S. Large Cap Value Portfolio.
[2]	On October 13, 2020, SA Oppenheimer Main Street Large Cap Portfolio changed its name to SA Invesco Main Street Large Cap Portfolio.
[3]	On January 25, 2021, SA Templeton Foreign Value Portfolio was renamed SA PIMCO RAE International Value Portfolio and its subadvisor was changed from Templeton Investment Counsel, LLC to Pacific Investment Management Company LLC.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•	Polaris Income Plus Daily
•	Polaris Income Plus (formerly SunAmerica Income Plus)
•	Polaris Income Builder (formerly SunAmerica Income Builder)
•	MarketLock for Life
•	MarketLock for Life (First and Second Extensions Elected)
Polaris Income Plus Daily
Investment Requirements for Polaris Income Plus Daily Income Option 1, 2 or 3
If you elect the optional Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with A or B:
A	10% Secure Value Account and select only one Allocation*:
Allocation 1
Allocation 2
Allocation 3
Allocation 4
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
B	10% Secure Value Account and select up to 90% in one or more of the following Variable Portfolios:
Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation

Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Actively Managed Fund-of-Funds with Volatility Control:
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*	You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.

If your contract was issued prior to October 1, 2016, and you elected the optional Polaris Income Plus (formerly named “SunAmerica Income Plus” for contracts issued January 23, 2012 and after) or Polaris Income Builder (formerly named “SunAmerica Income Builder” for contracts issued January 23, 2012 and after) living benefits, the following provisions are applicable to the feature you elected.
Polaris Income Plus
If your contract was purchased between May 1, 2015 and September 30, 2016 and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
If your contract was purchased between January 23, 2012 and April 30, 2015 and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 Living Benefit, you must allocate your assets in accordance with the following:
20% Secure Value Account	Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
If your contract was purchased between January 23, 2012 through September 30, 2013, and you elected the optional Polaris Income Plus Income Option with Custom Allocation Living Benefit, the following investment requirements are applicable:
Option 1	10% Secure Value Account	90% in Allocation 1, 2 or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 at the end of this Appendix.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and DCA Fixed Accounts	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Income VIP Fund
Franklin Allocation VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap Portfolio
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA MFS Blue Chip Growth
SA Morgan Stanley International Equities
SA PIMCO RAE International Value Portfolio
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.
If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Plus (renamed Polaris Income Plus) Income Option 1 or 2 or 3 Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4:
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Accounts	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.
POLARIS INCOME BUILDER
If your contract was purchased between May 1, 2015 and September 30, 2016 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
If your contract was purchased between January 23, 2012 and April 30, 2015 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
20% Secure Value Account	Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Builder (renamed Polaris Income Builder) with Flexible Allocation Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation 1, 2 or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 at the end of this Appendix.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4:
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and DCA Fixed Accounts	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Income VIP Fund
Franklin Allocation VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap Portfolio
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA MFS Blue Chip Growth
SA Morgan Stanley International Equities
SA PIMCO RAE International Value Portfolio
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.

MARKETLOCK FOR LIFE
If your contract was issued prior to January 23, 2012 and you elected the optional MarketLock for Life Living Benefit, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:
1	Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
2	Invest in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
3	Invest in the SA DFA Ultra Short Bond
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Income VIP Fund
Franklin Allocation VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA PGI Asset Allocation
SA Invesco Main Street Large Cap Portfolio
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA MFS Blue Chip Growth
SA Morgan Stanley International Equities
SA PIMCO RAE International Value Portfolio
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE FIRST and second extensions
If you purchased a contract prior to January 20, 2012 and you elected the optional MarketLock For Life Living Benefit and have elected the first and the second Extensions, you must comply with investment requirements by allocating your investments in accordance with one of the four ways:
Option 1	Up to 100% in one or more of the following: SA VCP Dynamic Allocation SA VCP Dynamic Strategy SA DFA Ultra Short Bond
Option 2	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 4	At least 50% and up to 100% in one or more of the following:
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA DFA Ultra Short Bond
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

Polaris Portfolio Allocator Program and 50%-50% Combination Model Program for Contracts Issued Prior to February 6, 2017
Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a living benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the following table (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models. Please see Investment Requirements for Optional Living Benefits above for the investment requirements associated with your Living Benefit.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4*
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Dogs of Wall Street	3.00%	3.00%	3.00%	5.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
SA Invesco Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA Janus Focused Growth*	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO RAE International Value	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
SA Wellington Real Return	5.00%	3.00%	2.00%	0.00%
Total	100%	100%	100%	100%
*	Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.
Effective on February 6, 2017, the Combination Model Program will no longer be offered.
If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

You should speak with your financial representative about how to keep the Variable Portfolio allocations in each
Portfolio Allocator Model in line with your investment goals over time.
*    *     *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 3, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124642